Property, Plant and Equipment - Summary of Changes in Carrying Value of Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 3,563
Ending balance	3,290	€ 3,563
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,410	3,440
Additions	952	2,990
Acquisition of BMS SA		1,065
Disposals	(299)	(85)
Currency translation adjustments	(23)
Ending balance	8,041	7,410
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,847)	(2,304)
Depreciation charge	(966)	(760)
Acquisition of BMS SA		(790)
Disposals	61	7
Currency translation adjustments	2
Ending balance	(4,750)	(3,847)
Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,246
Ending balance	1,412	1,246
Equipment [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,999	2,375
Additions	823	610
Acquisition of BMS SA		1,065
Disposals	(281)	(51)
Currency translation adjustments	(3)
Ending balance	4,537	3,999
Equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,752)	(1,589)
Depreciation charge	(424)	(380)
Acquisition of BMS SA		(790)
Disposals	50	7
Currency translation adjustments	1
Ending balance	(3,126)	(2,752)
Furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	281
Ending balance	215	281
Furniture [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	465	150
Additions		315
Disposals	(9)
Currency translation adjustments	(11)
Ending balance	445	465
Furniture [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(184)	(150)
Depreciation charge	(56)	(33)
Disposals	9
Currency translation adjustments	1
Ending balance	(229)	(184)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,035
Ending balance	1,664	2,035
Leasehold improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,947	915
Additions	129	2,066
Disposals	(9)	(34)
Currency translation adjustments	(8)
Ending balance	3,059	2,947
Leasehold improvements [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(912)	(565)
Depreciation charge	(486)	(347)
Disposals	2
Ending balance	€ (1,395)	€ (912)